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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner           Baltimore, Maryland       05/15/02
           ------------------------     ------------------------  --------
                 [Signature]            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    36
                                           ------------------------------

Form 13F Information Table Value Total:    $274,277
                                           ------------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4               COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
   --------            --------        --------   --------       ---------------------   --------    --------  --------------------
                                                   VALUE         SHRS OR     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS       CUSIP    (x$1000)       PRN AMT     PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------      --------------       -----    --------       -------     ---  ----  ----------   --------  ----   ------   ----
AOL Time Warner         Common       00184A105          591        25,000     SH          SOLE                 SOLE

AOL Time Warner         Common       00184A105          591        25,000     SH  CALL    SOLE                                 NONE

Amerisourcebergen
Corp.                   Common       03073E105        1,690        24,750     SH          SOLE                 SOLE

Barr Laboratories       Common       068306109        1,830        27,800     SH          SOLE                 SOLE

Caremark RX, Inc.       Common       141705103       87,103     4,466,800     SH          SOLE                 SOLE

Chevron Texaco Corp     Common       166764100        2,286        25,322     SH          SOLE                 SOLE

Compaq Computer         Common       204493100       20,110     1,924,400     SH          SOLE                 SOLE

Dean Foods Co           Common       242370104          640         8,451     SH          SOLE                 SOLE

Devon Energy            Common       25179M103          415         8,600     SH          SOLE                 SOLE

Dime Bancorp
Litigation Warrants     Common       25429Q110          210     1,615,000     SH          SOLE                 SOLE

Dobson
Communication           Common       256069105          164        52,200     SH          SOLE                 SOLE

Dow Chemical            Common       260543103        3,099        94,727     SH          SOLE                 SOLE

Elantec
Semiconductor           Common       284155108       11,270       263,500     SH          SOLE                 SOLE

Encana Corporation      Common       69831A107        1,472        49,453     SH          SOLE                 SOLE

Fairmont Hotel &
Resort                  Common       305204109          510        18,075     SH          SOLE                 SOLE

GlobalSantaFe Corp      Common       G3930E101          801        24,500     SH          SOLE                 SOLE

Johnson & Johnson       Common       478160104       19,556       301,100     SH          SOLE                 SOLE
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                           FORM 13F INFORMATION TABLE



   COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4               COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
   --------            --------        --------   --------       ---------------------   --------    --------  --------------------
                                                   VALUE         SHRS OR     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS       CUSIP    (x$1000)       PRN AMT     PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------      --------------       -----    --------       -------     ---  ----  ----------   --------  ----   ------   ----
Meadwestvaco Corp       Common       583334107        1,389        41,891     SH          SOLE                 SOLE

Medimmune, Inc.         Common       584699102        1,454        36,973     SH          SOLE                 SOLE

Millennium
Pharmaceuticals         Common       599902103        1,019        45,567     SH           SOLE                SOLE

Mohawk                  Common       608190104        4,903        81,600     SH           SOLE                SOLE

Nasdaq 100 Trust        Common       631100104          721        20,000     SH           SOLE                SOLE

Pepsico, Inc.           Common       713448108        8,671       168,360     SH           SOLE                SOLE

PRI Automation          Common       69357H106        2,862       122,800     SH           SOLE                SOLE

Proxim Corp             Common       744283102           90        37,500     SH           SOLE                SOLE

Pulte Homes             Common       745867101        5,211       108,900     SH           SOLE                SOLE

Sanmina-Sci Corp.       Common       800907107          567        47,960     SH           SOLE                SOLE

Thoratec Labs           Common       885175307        3,000       273,958     SH           SOLE                SOLE

Travelocity.com Inc.    Common       893953109        9,720       347,500     SH           SOLE                SOLE

Tweeter Home
Entertainment           Common       901167106          680        34,800     SH           SOLE                SOLE

Tyco International      Common       902124106       60,051     1,858,027     SH           SOLE                SOLE



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                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4               COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
   --------            --------        --------   --------       ---------------------   --------    --------  --------------------
                                                   VALUE         SHRS OR     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS       CUSIP    (x$1000)       PRN AMT     PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------      --------------       -----    --------       -------     ---  ----  ----------   --------  ----   ------   ----
Tyco International      Common       902124106        5,010       155,000     SH  CALL    SOLE                                 NONE

Tyson Foods             Common       902494103          550        44,077     SH          SOLE                 SOLE

US Bancorp              Common       902973304        2,196        97,300     SH          SOLE                 SOLE

Valero Energy           Common       91913Y100       10,419       210,400     SH          SOLE                 SOLE

Wellpoint Health        Common       94973H108        3,426        53,812     SH          SOLE                 SOLE
